Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income attributable to Vale S.A.'s shareholders
Net income from continuing operations	$ 6,166	$ 7,983	$ 16,728
Net income from discontinued operations			2,060
Net income	$ 6,166	$ 7,983	$ 18,788
Thousands of shares
Weighted average number of common shares outstanding	4,274,854	4,366,130	4,637,794
Weighted average number of common shares outstanding and potential ordinary shares	4,279,867	4,369,961	4,642,432
Ordinary shares [member]
Thousands of shares
Basic earnings per share from continuing operations	$ 1.44	$ 1.83	$ 3.61
Diluted earnings per share from continuing operations	1.44	1.83	3.61
Basic earnings per share from discontinued operations			0.44
Diluted earnings per share from discontinued operations			0.44
Basic earnings per share attributable to Vale S.A.'s shareholders	1.44	1.83	4.05
Diluted earnings per share attributable to Vale S.A.'s shareholders	$ 1.44	$ 1.83	$ 4.05